PROPERTY ACQUISITION AND DIVESTITURE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Brushy Resources, Inc [Member]
PROPERTY ACQUISITION AND DIVESTITURE
NOTE 5 - PROPERTY ACQUISITION AND DIVESTITURE

On July 31, 2015, the Company sold all of its Oklahoma properties, which were located in Logan and Kingfisher Counties, Oklahoma, to Remora Petroleum, LP (Austin, TX) for $7,249,390. The purchaser is not affiliated with any Company officers, directors or stockholders.

The following table summarized the results of operation from the properties sold during three months ended March 31, 2015:

Oil, natural gas, and related product sales	$720
Expenses	138
Operating income	$582

As part of this transaction, the Company entered into the Fifth Amendment to its Credit Agreement with Independent Bank (“Fifth Amendment”). The Fifth Amendment provides that $4,000,000 of the purchase price was paid to Independent Bank to pay down its credit facility with Independent Bank.

NOTE 5 - PROPERTY ACQUISITION AND DIVESTITURE

On March 26, 2014 (the “Acquisition Date”), the Company completed the purchase of oil and natural gas leases and leasehold interests (the “Oil and Natural Gas Properties”) from White Oak Resources VI, LLC and Permian Atlantis LLC (collectively the “Seller”) for the purpose of increasing the Company’s oil and natural gas operations in the Permian Basin. The assets acquired are: (a) oil and natural gas leases and leasehold interests in Winkler and Loving Counties in Texas and Lea County, New Mexico; (b) twenty-nine wellbores; and (c) any contracts or agreements related to the foregoing lands, leases and wells. The Oil and Natural Gas Properties include total acreage held by production of 5,160 gross developed acres (1,983.61 net developed acres). Additionally, producing wells and surrounding acreage have been unitized under Texas Railroad Commission regulations. Under the terms of the agreement, the Company purchased the Oil and Natural Gas Properties for $16,803,000 in cash, including before purchase price adjustments. For the year ended December 31, 2014, the Company recognized $1,932 thousand  of oil, natural gas and products sales and $725 thousand of  net operating income related to properties acquired from White Oak Resources VI, LLC and Permian Atlantis LLC and transaction cost of $45 thousand in profession fees.

Unaudited Pro Forma Condensed Combined Financial Statements

The following unaudited pro forma financial statements give effect to the acquisition of the Oil and Natural Gas Properties. The unaudited pro forma statement of operations for the year ended December 31, 2014, reflects the acquisition of the Oil and Natural Gas Properties as if it had occurred on January 1, 2014.

It is not intended to be indicative of the Company's results of operations or financial position that might have been achieved had the acquisition been completed as of the dates presented, or the Company's future results of operations or financial position.

in thousands, except share data	Year Ended December 31, 2014
Oil, natural gas, and related product sales	$20,855

Net loss	$2,442

Net loss per basic and diluted common share	$0.20

Weighted average basic and diluted common shares outstanding	12,362,336

Financial Statement Presentation and Purchase Price Allocation

The following table summarizes the purchase price and values of assets acquired and liabilities assumed:

Fair value of assets acquired and liabilities assumed (in thousands)
Proved oil and natural gas properties (1)	$17,662
Revenue payable	(27)
Asset retirement obligations	(832)
Total fair value of assets acquired and liabilities assumed, net	$16,803

Cash consideration transferred	$16,803

(1) Amount includes asset retirement costs of approximately $832.

On July 31, 2015, the Company sold all of its Oklahoma properties, which were located in Logan and Kingfisher Counties, Oklahoma, to Remora Petroleum, LP (Austin, TX) for $7,249,390. The purchaser is not affiliated with any Company officers, directors or material stockholders.

The following table summarized the results of operation from the properties sold:

($ in thousands)	Year Ended December 31, 2015	Year Ended December 31, 2014
Oil, natural gas, and related product sales	$1,368	$6,720
Expenses	269	782
Operating income	$1,099	$5,938

As part of this transaction, the Company entered into the Fifth Amendment to its Credit Agreement with Independent Bank (“Amendment”). The Amendment provides that $4,000,000 of the purchase price was paid to Independent Bank to pay down its credit facility with Independent Bank.